Intangible Assets - Schedule of Finite-Lived Intangible Assets (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Total intangible assets subject to amortization, net		$ 4,903	$ 4,903	$ 4,903
Accumulated amortization		(4,902)	(4,898)	(4,894)
Total intangible assets, net		1	5	9
Amortization charge for the year to December 31,		4	5	604
Patents
Finite-Lived Intangible Assets [Line Items]
Total intangible assets subject to amortization, net		2,281	2,281	2,281
Accumulated amortization		(2,281)	(2,281)	(2,281)
License Agreements
Finite-Lived Intangible Assets [Line Items]
Total intangible assets subject to amortization, net		1,699	1,699	1,699
Accumulated amortization		(1,698)	(1,694)	(1,690)
Other Intangibles
Finite-Lived Intangible Assets [Line Items]
Total intangible assets subject to amortization, net		923	923	923
Accumulated amortization		(923)	(923)	(923)
Total intangible assets subject to amortization, net
Finite-Lived Intangible Assets [Line Items]
Total intangible assets subject to amortization, net		1	$ 5	$ 9
SEALS Corp
Finite-Lived Intangible Assets [Line Items]
Total intangible assets subject to amortization, net	$ 4,903	4,903
Accumulated amortization	(4,903)	(4,902)
Total intangible assets, net	0	1
Amortization charge for the year to December 31,	1	2
SEALS Corp | Patents
Finite-Lived Intangible Assets [Line Items]
Total intangible assets subject to amortization, net	2,281	2,281
Accumulated amortization	(2,281)	(2,281)
SEALS Corp | License Agreements
Finite-Lived Intangible Assets [Line Items]
Total intangible assets subject to amortization, net	1,699	1,699
Accumulated amortization	(1,699)	(1,698)
SEALS Corp | Other Intangibles
Finite-Lived Intangible Assets [Line Items]
Total intangible assets subject to amortization, net	923	923
Accumulated amortization	(923)	(923)
SEALS Corp | Total intangible assets subject to amortization, net
Finite-Lived Intangible Assets [Line Items]
Total intangible assets subject to amortization, net	$ 0	$ 1